UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: February 28, 2009

This Form N-Q pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

# MFS® Aggressive Growth Allocation Fund

2/28/09
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Aggressive Growth Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.1%
MFS Core Growth Fund - Class I	11,094,285	$126,363,906
MFS International New Discovery Fund - Class I	5,848,617	63,574,468
MFS Mid Cap Growth Fund - Class I (a)	20,798,527	95,881,211
MFS Mid Cap Value Fund - Class I	14,567,109	93,520,839
MFS New Discovery Fund - Class I (a)	3,100,534	31,594,438
MFS Research Fund - Class I	4,335,502	62,864,774
MFS Research International Fund - Class I	6,807,655	59,771,213
MFS Value Fund - Class I	6,431,499	91,198,659

Total Investments		$624,769,508

Other Assets, Less Liabilities – (0.1)%		(809,656)

Net Assets – 100.0%		$623,959,852

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Aggressive Growth Allocation Fund

Supplemental Information (Unaudited) 2/28/2009

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$624,769,508	$—	$—	$624,769,508
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,002,603,595

Gross unrealized appreciation	$—
Gross unrealized depreciation	(377,834,087)

Net unrealized appreciation (depreciation)	$(377,834,087)

The aggregate cost above includes prior fiscal year end tax adjustments.

2

MFS Aggressive Growth Allocation Fund

Supplemental Information (Unaudited) 2/28/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	12,804,926	66,141	(1,776,782)	11,094,285
MFS International New Discovery Fund	5,188,389	895,941	(235,713)	5,848,617
MFS Mid Cap Growth Fund	18,764,620	3,541,928	(1,508,021)	20,798,527
MFS Mid Cap Value Fund	14,804,454	611,355	(848,700)	14,567,109
MFS New Discovery Fund	3,302,150	94,766	(296,382)	3,100,534
MFS Research Fund	4,822,355	99,839	(586,692)	4,335,502
MFS Research International Fund	6,491,672	715,565	(399,582)	6,807,655
MFS Value Fund	7,472,448	227,485	(1,268,434)	6,431,499

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(9,113,721)	$—	$134,690	$126,363,906
MFS International New Discovery Fund	(4,063,004)	5,210,987	1,768,018	63,574,468
MFS Mid Cap Growth Fund	(6,539,800)	—	—	95,881,211
MFS Mid Cap Value Fund	(5,266,685)	—	1,975,960	93,520,839
MFS New Discovery Fund	(1,835,292)	—	—	31,594,438
MFS Research Fund	(2,825,922)	—	967,613	62,864,774
MFS Research International Fund	(3,917,911)	1,432,158	1,676,835	59,771,213
MFS Value Fund	(10,039,427)	—	2,382,932	91,198,659

	$(43,601,762)	$6,643,145	$8,906,048	$624,769,508

3

# MFS® Conservative Allocation Fund

2/28/09
Quarterly portfolio holdings

MFS Conservative Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.0%
MFS Core Growth Fund - Class I	2,643,526	$30,109,760
MFS Emerging Markets Debt Fund - Class I	534,809	6,021,951
MFS Government Securities Fund - Class I	6,070,516	60,219,521
MFS High Income Fund - Class I	6,352,270	15,054,880
MFS Inflation-Adjusted Bond Fund - Class I	1,133,163	10,538,416
MFS Limited Maturity Fund - Class I	15,394,072	88,823,796
MFS Money Market Fund	60,219,521	60,219,521
MFS Research Bond Fund - Class I	13,780,211	120,439,045
MFS Research Fund – Class I	6,229,606	90,329,281
MFS Research International Fund - Class I	3,429,358	30,109,760
MFS Value Fund - Class I	6,370,189	90,329,281

Total Investments		$602,195,212

Other Assets, Less Liabilities – 0.0%		230,168

Net Assets – 100.0%		$602,425,380

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Conservative Allocation Fund

Supplemental Information (Unaudited) 2/28/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$602,195,212	$—	$—	$602,195,212
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$708,464,748

Gross unrealized appreciation	$2,250,995
Gross unrealized depreciation	(108,520,531)

Net unrealized appreciation (depreciation)	$(106,269,536)

The aggregate cost above includes prior fiscal year end tax adjustments.

2

MFS Conservative Allocation Fund

Supplemental Information (Unaudited) 2/28/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	1,959,318	800,712	(116,504)	2,643,526
MFS Emerging Markets Debt Fund	—	556,366	(21,557)	534,809
MFS Government Securities Fund	8,014,466	449,718	(2,393,668)	6,070,516
MFS High Income Fund	—	6,466,965	(114,695)	6,352,270
MFS Inflation-Adjusted Bond Fund	—	1,153,955	(20,792)	1,133,163
MFS Limited Maturity Fund	24,786,224	1,617,938	(11,010,090)	15,394,072
MFS Money Market Fund	77,550,258	3,111,664	(20,442,401)	60,219,521
MFS Research Bond Fund	15,913,500	1,217,344	(3,350,633)	13,780,211
MFS Research Fund	4,436,669	2,090,960	(298,023)	6,229,606
MFS Research International Fund	1,992,969	1,558,095	(121,706)	3,429,358
MFS Value Fund	4,569,745	2,114,396	(313,952)	6,370,189

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(691,161)	$—	$26,824	$30,109,760
MFS Emerging Markets Debt Fund	203	—	7,984	6,021,951
MFS Government Securities Fund	(40,359)	—	2,458,229	60,219,521
MFS High Income Fund	(5,457)	—	25,027	15,054,880
MFS Inflation-Adjusted Bond Fund	(5,029)	—	13,698	10,538,416
MFS Limited Maturity Fund	(9,897,577)	—	5,351,862	88,823,796
MFS Money Market Fund	—	—	736,644	60,219,521
MFS Research Bond Fund	(5,061,843)	—	6,445,746	120,439,045
MFS Research Fund	(2,011,860)	—	1,148,117	90,329,281
MFS Research International Fund	(1,083,518)	568,966	666,171	30,109,760
MFS Value Fund	(2,689,639)	—	1,650,558	90,329,281

	$(21,486,240)	$568,966	$18,530,860	$602,195,212

3

# MFS® Emerging Markets Equity Fund

2/28/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09

Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace – 0.1%
Embraer-Empresa Brasileira de Aeronautica S.A., ADR	29,141	$315,101

Airlines – 0.3%
Copa Holdings S.A., “A”	29,180	$771,227

Alcoholic Beverages – 1.5%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	214,264	$1,361,127
Companhia de Bebidas das Americas, ADR	59,110	2,391,591

		$3,752,718

Apparel Manufacturers – 0.6%
Stella International Holdings	1,268,000	$1,411,096

Automotive – 0.4%
PT Astra International Tbk.	1,199,000	$1,111,006

Broadcasting – 0.9%
Grupo Televisa S.A., ADR	177,080	$2,155,064

Brokerage & Asset Managers – 0.5%
BM&F Bovespa S.A.	286,400	$712,587
Bolsa Mexicana de Valores S.A. (a)	947,000	600,036

		$1,312,623

Business Services – 1.8%
Amdocs Ltd. (a)	23,700	$396,975
Infosys Technologies Ltd., ADR	140,250	3,394,050
Kroton Educacional S.A., IEU (a)	90,000	319,520
LPS Brasil - Consultoria de Imoveis S.A.	111,454	326,243

		$4,436,788

Chemicals – 1.3%
Israel Chemicals Ltd.	259,560	$1,983,534
Makhteshim-Agan Industries Ltd.	377,590	1,222,172

		$3,205,706

Computer Software – 0.2%
Totvs S.A.	32,800	$587,037

Computer Software - Systems – 0.7%
Acer, Inc.	1,356,000	$1,762,841

Construction – 1.8%
Corporacion Moctezuma S.A. de C.V.	1,024,600	$1,412,777
Desarrolladora Homex S.A. de C.V., ADR (a)(l)	25,620	320,762
Duratex S.A., IPS	134,100	857,401
Pretoria Portland Cement Co. Ltd.	573,064	1,684,315
Urbi Desarrollos Urbanos S.A. de C.V. (a)	399,450	336,241

		$4,611,496

Consumer Goods & Services – 3.0%
Dabur India Ltd.	764,590	$1,355,003
Hengan International Group Co. Ltd.	680,000	2,460,430
Kimberly-Clark de Mexico S.A. de C.V., “A”	405,070	1,255,371
Natura Cosmeticos S.A.	112,340	1,019,394
Unilever PLC	2,085,500	1,397,452

		$7,487,650

Electrical Equipment – 0.0%
Bharat Heavy Electricals Ltd.	120	$3,266

Electronics – 7.5%
MediaTek, Inc.	325,600	$2,794,751
Samsung Electronics Co. Ltd.	14,837	4,586,345
Siliconware Precision Industries Co. Ltd., ADR	353,369	1,565,425

1

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd.	3,562,484	$4,466,295
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	690,275	5,204,674

		$18,617,490

Energy - Independent – 4.7%
China Shenhua Energy Co. Ltd.	1,062,500	$2,048,241
CNOOC Ltd.	5,188,000	4,480,435
OAO Rosneft Oil Co., GDR (a)	440,950	1,536,640
Oil & Natural Gas Corp. Ltd.	81,214	1,090,215
PTT Exploration & Production Ltd.	552,800	1,360,033
Turkiye Petrol Rafinerileri AS	121,874	1,111,139

		$11,626,703

Energy - Integrated – 10.1%
LUKOIL, ADR	159,630	$5,114,545
NovaTek OAO, GDR	81,150	1,907,025
OAO Gazprom, ADR	507,370	6,534,267
Petroleo Brasileiro S.A., ADR	423,420	11,741,437

		$25,297,274

Engineering - Construction – 0.6%
Avenge, Inc.	317,641	$809,427
Murray & Roberts Holdings Ltd.	188,656	688,729

		$1,498,156

Entertainment – 0.6%
Zee Telefilms Ltd.	688,720	$1,427,487

Food & Beverages – 1.6%
Grupo Continental S.A.	784,050	$1,106,834
Tiger Brands Ltd.	98,460	1,232,577
Tradewinds Berhad	2,478,800	1,663,504

		$4,002,915

Food & Drug Stores – 0.5%
Shoprite Group PLC	252,694	$1,247,341

Forest & Paper Products – 0.2%
Suzano Papel E Celulose S.A., IPS (a)	93,500	$421,872

Gaming & Lodging – 0.6%
Genting Berhad	1,584,200	$1,470,846

General Merchandise – 1.1%
Massmart Holdings Ltd.	171,260	$1,227,039
Woolworths Ltd.	1,364,259	1,606,599

		$2,833,638

Health Maintenance Organizations – 0.5%
OdontoPrev S.A.	117,800	$1,132,977

Insurance – 3.6%
Cathay Financial Holding Co. Ltd.	1,790,993	$1,406,099
China Life Insurance	2,339,000	6,506,015
Samsung Fire & Marine Insurance Co. Ltd.	10,493	1,063,219

		$8,975,333

Internet – 0.2%
Universo Online S.A., IPS	163,800	$497,962

Major Banks – 6.5%
Banco Santander Chile, ADR	55,740	$1,946,998
Bank of China Ltd.	8,699,000	2,391,373
Bank of Communications Co. Ltd.	2,155,000	1,275,902

2

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Industrial & Commercial Bank of China, “H”	12,561,000	$5,052,835
Nedbank Group Ltd.	155,690	1,159,394
Standard Bank Group Ltd.	370,580	2,383,741
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	36,540	1,912,138

		$16,122,381

Medical & Health Technology & Services – 0.2%
Diagnosticos da America S.A.	57,700	$569,665

Metals & Mining – 4.1%
Companhia Vale do Rio Doce, ADR	670,850	$8,647,257
Grupo Mexico S.A.B. de C.V., “B”	1,245,107	707,168
Usinas Siderurgicas de Minas Gerais S.A., IPS	92,125	998,913

		$10,353,338

Natural Gas - Distribution – 1.1%
GAIL India Ltd.	435,235	$1,719,961
PT Perusahaan Gas Negara	7,149,500	1,119,029

		$2,838,990

Network & Telecom – 0.8%
High Tech Computer Corp.	189,632	$2,031,712

Oil Services – 0.9%
China Oilfield Services Ltd.	2,088,000	$1,448,683
Tenaris S.A., ADR	40,250	706,388

		$2,155,071

Other Banks & Diversified Financials – 7.8%
ABSA Group Ltd.	146,730	$1,292,328
African Bank Investments Ltd.	523,390	1,090,288
Banco Compartamos S.A.	290,700	512,304
Bancolombia S.A., ADR	30,680	509,288
Bank Rakyat Indonesia	3,173,500	968,945
China Construction Bank	9,173,000	4,584,304
China Merchants Bank Co. Ltd.	897,500	1,294,089
Credicorp Ltd.	18,010	657,545
CSU Cardsystem S.A. (a)	602,450	806,155
FirstRand Ltd.	864,790	1,031,244
Grupo Financiero Banorte S.A. de C.V.	632,700	668,427
Public Bank Berhad	615,000	1,438,193
Public Bank Berhad	17,857	42,385
Redecard S.A.	123,700	1,293,176
Siam Commercial Bank Co. Ltd.	1,133,900	1,755,312
Turkiye Garanti Bankasi A.S. (a)	1,214,830	1,479,147

		$19,423,130

Pharmaceuticals – 4.9%
Genomma Lab Internacional S.A., “B” (a)	2,018,500	$1,060,276
Teva Pharmaceutical Industries Ltd., ADR	250,130	11,150,795

		$12,211,071

Precious Metals & Minerals – 0.7%
Impala Platinum Holdings Ltd.	160,180	$1,879,836

Real Estate – 0.5%
Ayala Land, Inc.	7,800,700	$883,677
Brasil Brokers Participacoes (a)	438,200	269,363

		$1,153,040

Specialty Chemicals – 2.0%
Asiatic Development Berhad	780,400	$858,656

3

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
Chaoda Modern Agriculture Holdings Ltd.	3,069,760	$1,760,678
LG Chemical Ltd.	43,290	2,374,331

		$4,993,665

Specialty Stores – 2.1%
Dufry South America Ltd., BDR	124,640	$873,012
Foschini Ltd.	420,840	1,727,506
Lewis Group Ltd.	408,090	1,471,224
Truworths International Ltd.	381,400	1,175,339

		$5,247,081

Telecommunications - Wireless – 13.3%
America Movil S.A.B. de C.V., “L”, ADR	177,690	$4,527,541
China Mobile Ltd.	1,183,000	10,182,222
China Mobile Ltd., ADR	105,360	4,567,356
Egyptian Co. for Mobil Services (MobiNil)	82,410	2,006,682
Globe Telecom, Inc.	82,840	1,318,908
Mobile TeleSystems OJSC, ADR	87,550	2,074,060
MTN Group Ltd.	505,900	4,305,532
NII Holdings, Inc. (a)	46,400	594,384
Philippine Long Distance Telephone Co.	31,910	1,419,218
Turkcell Iletisim Hizmetleri A.S., ADR	110,110	1,356,555
Vimpel-Communications, ADR	143,210	750,420

		$33,102,878

Telephone Services – 3.9%
AS Eesti Telekom, GDR	81,320	$1,391,761
Bezeq - The Israel Telecommunication Corp. Ltd.	905,450	1,392,666
China Unicom Ltd., ADR	134,190	1,190,265
Chunghwa Telecom Co. Ltd.	2,242,729	3,453,222
PT Telekomunikasi Indonesia Tbk.	4,433,000	2,309,486

		$9,737,400

Tobacco – 2.3%
British American Tobacco	108,200	$1,303,924
British American Tobacco PLC	50,500	1,284,616
KT&G Corp.	31,077	1,590,955
PT Hanjaya Mandala Sampoerna Tbk.	1,743,000	1,478,725

		$5,658,220

Utilities - Electric Power – 3.4%
AES Tiete S.A., IPS	91,000	$671,636
CEZ AS	103,460	3,128,841
Eletropaulo Metropolitana S.A., IPS	235,640	2,886,132
Equatorial Energia S.A.	106,900	585,147
Manila Water Co., Inc.	6,033,000	1,321,495

		$8,593,251

Total Common Stocks		$248,044,342

Collateral for Securities Loaned – 0.2%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	363,300	$363,300

Total Investments		$248,407,642

Other Assets, Less Liabilities – 0.4%		1,034,686

Net Assets – 100.0%		$249,442,328

4

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Emerging Markets Equity Fund

Supplemental Information (Unaudited) 2/28/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February, 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$136,958,790	$111,448,852	$—	$248,407,642
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$350,774,726

Gross unrealized appreciation	$13,578,548
Gross unrealized depreciation	(115,945,632)

Net unrealized appreciation (depreciation)	$(102,367,084)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of February 28, 2009, are as follows:

China	17.8%
Brazil	15.9%
South Africa	10.4%
Taiwan	9.1%
Russia	7.2%
Isreal	6.4%
Mexico	5.9%
South Korea	3.8%
India	3.6%
Other Countries	19.9%

6

# MFS® Growth Allocation Fund

2/28/09
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Growth Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.0%
MFS Core Growth Fund - Class I	19,146,201	$218,075,228
MFS Emerging Markets Debt Fund - Class I	774,688	8,722,991
MFS Government Securities Fund - Class I	7,034,684	69,784,070
MFS High Income Fund - Class I	30,671,621	72,691,742
MFS Inflation-Adjusted Bond Fund - Class I	1,328,773	12,357,586
MFS International New Discovery Fund - Class I	6,687,373	72,691,742
MFS Mid Cap Growth Fund - Class I (a)	31,536,548	145,383,485
MFS Mid Cap Value Fund - Class I	22,645,403	145,383,485
MFS Research Bond Fund - Class I	14,554,983	127,210,549
MFS Research Fund - Class I	10,026,447	145,383,485
MFS Research International Fund - Class I	24,837,725	218,075,227
MFS Value Fund - Class I	15,379,071	218,075,227

Total Mutual Funds		$1,453,834,817

Short-Term Obligations (y) – 2.2%
BNP Paribas Financial, Inc., 0.24%, due 3/02/09	$32,000,000	$31,999,787

Total Investments		$1,485,834,604

Other Assets, Less Liabilities – (2.2)%		(31,570,963)

Net Assets – 100.0%		$1,454,263,641

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Growth Allocation Fund

Supplemental Information (Unaudited) 2/28/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,453,834,817	$31,999,787	$—	$1,485,834,604
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,177,888,626

Gross unrealized appreciation	$3,326,342
Gross unrealized depreciation	(695,380,364)

Net unrealized appreciation (depreciation)	$(692,054,022)

The aggregate cost above includes prior fiscal year end tax adjustments.

2

MFS Growth Allocation Fund

Supplemental Information (Unaudited) 2/28/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	20,237,875	626,844	(1,718,518)	19,146,201
MFS Emerging Markets Debt Fund	—	776,594	(1,906)	774,688
MFS Government Securites Fund	13,669,967	456,142	(7,091,425)	7,034,684
MFS High Income Fund	37,577,871	3,901,263	(10,807,513)	30,671,621
MFS Inflation-Adjusted Bond Fund	—	1,329,942	(1,169)	1,328,773
MFS International New Discovery Fund	5,471,235	1,546,536	(330,398)	6,687,373
MFS Mid Cap Growth Fund	26,415,727	7,717,732	(2,596,911)	31,536,548
MFS Mid Cap Value Fund	20,736,964	2,833,198	(924,759)	22,645,403
MFS Research Bond Fund	27,200,575	1,156,699	(13,802,291)	14,554,983
MFS Research Fund	10,165,452	516,526	(655,531)	10,026,447
MFS Research International Fund	20,552,155	5,410,230	(1,124,660)	24,837,725
MFS Value Fund	15,653,135	1,344,268	(1,618,332)	15,379,071

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(8,662,659)	$—	$226,061	$218,075,228
MFS Emerging Markets Debt Fund	(19)	—	3,790	8,722,991
MFS Government Securites Fund	706,361	—	3,685,510	69,784,070
MFS High Income Fund	(12,599,391)	—	7,272,621	72,691,742
MFS Inflation-Adjusted Bond Fund	(105)	—	6,619	12,357,586
MFS International New Discovery Fund	(5,213,018)	5,941,544	2,015,886	72,691,742
MFS Mid Cap Growth Fund	(11,183,231)	—	—	145,383,485
MFS Mid Cap Value Fund	(5,633,287)	—	2,903,383	145,383,485
MFS Research Bond Fund	(19,129,668)	—	9,464,878	127,210,549
MFS Research Fund	(1,948,159)	—	2,164,047	145,383,485
MFS Research International Fund	(10,908,969)	4,826,883	5,109,580	218,075,227
MFS Value Fund	(10,824,050)	—	5,651,527	218,075,227

	$(85,396,195)	$10,768,427	$38,503,902	$1,453,834,817

3

# MFS® International Diversification Fund

2/28/09
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS International Diversification Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.8%
MFS Emerging Markets Equity Fund - Class I	3,733,656	$57,162,278
MFS International Growth Fund - Class I	20,608,324	288,516,531
MFS International New Discovery Fund - Class I	10,627,048	115,516,017
MFS International Value Fund - Class I	19,145,152	288,708,892
MFS Research International Fund - Class I	45,994,519	403,831,873

Total Mutual Funds		$1,153,735,591

Other Assets, Less Liabilities – 0.2%		2,311,296

Net Assets – 100.0%		$1,156,046,886

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS International Diversification Fund

Supplemental Information (Unaudited) 2/28/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,153,735,591	$—	$—	$1,153,735,591
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,244,700,314

Gross unrealized appreciation	$—
Gross unrealized depreciation	(1,090,964,723)

Net unrealized appreciation (depreciation)	$(1,090,964,723)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	3,082,507	1,126,391	475,242	3,733,656
MFS International Growth Fund	23,949,115	1,112,183	4,452,974	20,608,324
MFS International New Discovery Fund	11,185,481	1,198,890	1,757,323	10,627,048
MFS International Value Fund	22,401,040	1,999,852	5,255,740	19,145,152
MFS Research International Fund	49,101,592	2,734,038	5,841,111	45,994,519

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$(13,317,652)	$9,257,815	$1,135,675	$57,162,278
MFS International Growth Fund	(53,857,908)	9,495,410	5,324,623	288,516,531
MFS International New Discovery Fund	(31,137,514)	10,152,267	3,444,529	115,516,017
MFS International Value Fund	(57,309,656)	26,660,048	10,389,368	288,708,892
MFS Research International Fund	(53,432,281)	9,608,418	11,249,958	403,831,873

	$(209,055,011)	$65,173,958	$31,544,153	$1,153,735,591

2

# MFS® International Growth Fund

2/28/09
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09

Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Alcoholic Beverages – 2.4%
Companhia de Bebidas das Americas, ADR	179,910	$7,279,160
Pernod Ricard S.A.	122,342	6,727,921

		$14,007,081

Apparel Manufacturers – 5.6%
Compagnie Financiere Richemont S.A.	277,690	$3,639,405
Li & Fung Ltd.	4,127,200	9,034,354
LVMH Moet Hennessy Louis Vuitton S.A.	256,740	14,770,380
Swatch Group Ltd.	40,729	4,530,807

		$31,974,946

Biotechnology – 0.7%
Actelion Ltd. (a)	89,196	$4,216,111

Broadcasting – 3.2%
Grupo Televisa S.A., ADR	495,890	$6,034,981
WPP Group PLC	2,377,600	12,395,295

		$18,430,276

Brokerage & Asset Managers – 3.1%
Daiwa Securities Group, Inc.	660,000	$2,256,698
Deutsche Boerse AG	107,690	4,966,743
IG Group Holdings PLC	1,208,055	4,634,931
Julius Baer Holding Ltd.	265,961	6,163,421

		$18,021,793

Business Services – 3.4%
Capita Group PLC	335,909	$3,193,092
Infosys Technologies Ltd., ADR	420,000	10,164,000
Intertek Group PLC	515,830	6,098,350

		$19,455,442

Computer Software – 1.3%
SAP AG	228,260	$7,383,445

Computer Software - Systems – 1.2%
Acer, Inc.	2,310,000	$3,003,070
NTT Data Corp.	1,526	3,797,729

		$6,800,799

Conglomerates – 2.1%
Keppel Corp. Ltd.	2,201,000	$6,139,848
Siemens AG	114,750	5,866,979

		$12,006,827

Consumer Goods & Services – 7.1%
AmorePacific Corp.	7,582	$2,702,375
Hengan International Group Co. Ltd.	1,992,000	7,207,613
Kao Corp.	185,000	3,513,629
Reckitt Benckiser Group PLC	476,720	18,385,809
Shiseido Co. Ltd.	225,000	3,284,052
Uni-Charm Corp.	90,600	5,900,488

		$40,993,966

Electrical Equipment – 2.3%
Keyence Corp.	32,500	$6,174,741
Schneider Electric S.A.	120,110	7,241,921

		$13,416,662

Electronics – 6.2%
Canon, Inc.	247,000	$6,238,129
Hirose Electric Co. Ltd. (l)	35,700	3,064,325
Hoya Corp.	314,600	5,694,004

1

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Royal Philips Electronics N.V.	319,740	$5,162,138
Samsung Electronics Co. Ltd.	19,030	5,882,466
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,245,686	9,392,472

		$35,433,534

Energy - Independent – 3.0%
INPEX Corp.	2,544	$17,188,425

Energy - Integrated – 6.8%
BG Group PLC	373,830	$5,334,406
OAO Gazprom, ADR	424,640	5,468,812
Petroleo Brasileiro S.A., ADR	222,910	6,181,294
TOTAL S.A.	472,640	22,366,239

		$39,350,751

Food & Beverages – 5.6%
Coca-Cola Hellenic Bottling Co. S.A.	229,640	$2,807,547
Groupe Danone	122,636	5,884,608
Nestle S.A.	719,689	23,586,679

		$32,278,834

Food & Drug Stores – 2.7%
Dairy Farm International Holdings Ltd.	1,528,500	$6,782,366
Lawson, Inc.	55,900	2,417,019
Tesco PLC	1,385,759	6,594,393

		$15,793,778

Insurance – 0.9%
QBE Insurance Group Ltd.	431,370	$5,193,297

Machinery & Tools – 0.6%
Assa Abloy AB, “B” (l)	431,830	$3,679,729

Major Banks – 2.2%
HSBC Holdings PLC	823,095	$5,755,175
Standard Chartered PLC	306,043	2,909,191
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	72,640	3,801,251

		$12,465,617

Medical Equipment – 4.1%
Alcon, Inc.	53,150	$4,377,434
Essilor International S.A.	111,700	3,869,893
Sonova Holding AG	83,286	4,104,319
Straumann Holding AG	24,236	3,977,700
Synthes, Inc.	63,150	7,330,658

		$23,660,004

Metals & Mining – 2.1%
BHP Billiton PLC	754,120	$11,860,191

Network & Telecom – 1.8%
Nokia Oyj	606,280	$5,710,645
Research in Motion Ltd. (a)	110,460	4,411,772

		$10,122,417

Oil Services – 1.3%
Saipem S.p.A.	463,270	$7,196,563

Other Banks & Diversified Financials – 3.3%
Aeon Credit Service Co. Ltd.	800,800	$6,136,481
Bank Rakyat Indonesia	13,942,000	4,256,824
Housing Development Finance Corp. Ltd.	348,872	8,618,722

		$19,012,027

2

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 10.9%
Bayer AG	131,180	$6,332,836
Hisamitsu Pharmaceutical Co., Inc.	191,400	5,762,695
Merck KGaA	92,640	6,951,140
Novartis AG	334,400	12,170,580
Novo Nordisk A/S, “B”	164,425	7,990,477
Roche Holding AG	173,060	19,675,155
Santen, Inc.	141,100	3,875,206

		$62,758,089

Railroad & Shipping – 1.0%
East Japan Railway Co.	101,500	$6,021,150

Specialty Chemicals – 4.7%
Akzo Nobel N.V.	214,640	$7,553,448
L’Air Liquide S.A.	92,851	6,826,522
Linde AG	120,590	7,793,720
Symrise AG	513,138	4,742,369

		$26,916,059

Specialty Stores – 1.0%
Industria de Diseno Textil S.A.	158,580	$6,002,476

Telecommunications - Wireless – 3.1%
America Movil S.A.B. de C.V., “L”, ADR	355,490	$9,057,885
MTN Group Ltd.	527,440	4,488,851
Rogers Communications, Inc., “B”	186,760	4,392,280

		$17,939,016

Telephone Services – 2.3%
Telefonica S.A. (a)	697,190	$13,001,620

Utilities - Electric Power – 1.8%
CEZ AS	178,570	$5,400,319
E.ON AG	188,355	4,842,350

		$10,242,669

Total Common Stocks		$562,823,594

Money Market Funds (v) – 1.1%
MFS Institutional Money Market Portfolio, 0.44%, at Net Asset Value	6,524,726	$6,524,726

Collateral for Securities Loaned – 0.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	485,639	$485,639

Total Investments		$569,833,959

Other Assets, Less Liabilities – 1.0%		5,497,219

Net Assets – 100.0%		$575,331,178

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS International Growth Fund

Supplemental Information (Unaudited) 2/28/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$249,374,166	$320,459,793	$—	$569,833,959
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$832,680,732

Gross unrealized appreciation	$—
Gross unrealized depreciation	(262,846,773)

Net unrealized appreciation (depreciation)	$(262,846,773)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	38,428,475	(31,903,749)	6,524,726

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,581	$6,524,726

4

MFS International Growth Fund

Supplemental Information (Unaudited) 2/28/09 - continued

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of February 28, 2009, are as follows:

Switzerland	15.5%
Japan	14.1%
United Kingdom	13.4%
France	11.8%
Germany	8.5%
Spain	3.3%
India	3.3%
Brazil	3.0%
Mexico	2.6%
Other Countries	24.5%

5

# MFS® International Value Fund

2/28/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09

Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Alcoholic Beverages – 2.0%
Heineken N.V.	479,380	$12,926,504

Apparel Manufacturers – 1.0%
Compagnie Financiere Richemont S.A.	287,771	$3,771,527
Sanyo Shokai Ltd.	822,900	2,500,559

		$6,272,086

Broadcasting – 4.1%
Fuji Television Network, Inc.	5,302	$6,034,672
Nippon Television Network Corp.	46,380	4,252,117
Vivendi S.A.	409,740	9,814,742
WPP Group PLC	1,349,738	7,036,676

		$27,138,207

Brokerage & Asset Managers – 1.2%
Daiwa Securities Group, Inc.	1,568,000	$5,361,368
Van Lanschot N.V.	50,900	2,529,516

		$7,890,884

Business Services – 2.1%
Bunzl PLC	584,070	$4,838,919
USS Co. Ltd.	217,720	8,723,201

		$13,562,120

Computer Software - Systems – 1.4%
Fujitsu Ltd.	1,791,000	$6,091,577
Nomura Research, Inc.	209,800	3,288,407

		$9,379,984

Construction – 3.5%
CRH PLC	416,300	$8,655,336
Fletcher Building Ltd.	934,172	2,422,111
Geberit AG	100,805	9,073,613
Nexity International	153,049	2,761,017

		$22,912,077

Consumer Goods & Services – 3.6%
Henkel KGaA, IPS	337,411	$7,929,571
Kao Corp.	426,000	8,090,844
KOSE Corp.	353,700	7,281,569

		$23,301,984

Containers – 1.7%
Brambles Ltd.	3,746,060	$10,950,586

Electrical Equipment – 3.8%
Legrand S.A.	780,510	$11,746,117
OMRON Corp.	557,900	6,423,781
Spectris PLC	1,135,340	6,989,018

		$25,158,916

Electronics – 5.6%
Konica Minolta Holdings, Inc.	1,541,500	$11,674,538
Samsung Electronics Co. Ltd.	33,498	10,354,748
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,403,147	10,579,728
Venture Corp. Ltd.	1,375,500	4,338,717

		$36,947,731

Energy - Independent – 1.0%
INPEX Corp.	971	$6,560,519

Energy - Integrated – 8.0%
Royal Dutch Shell PLC, “A”	755,720	$16,596,423

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – continued
Statoil A.S.A.	723,250	$12,088,840
TOTAL S.A.	496,994	23,518,717

		$52,203,980

Food & Beverages – 5.0%
Binggrae Co. Ltd.	45,210	$1,060,426
Nestle S.A.	802,740	26,308,545
Nong Shim Co. Ltd.	34,860	5,160,403

		$32,529,374

Forest & Paper Products – 0.6%
M-real Oyj, “B” (a)	1,277,990	$486,052
UPM-Kymmene Corp.	490,590	3,471,578

		$3,957,630

General Merchandise – 0.3%
Daiei, Inc. (a)(l)	619,050	$1,930,399

Insurance – 4.9%
AEGON N.V.	660,850	$2,375,270
Allianz SE	41,830	2,843,998
Aviva PLC	1,308,000	5,360,059
Catlin Group Ltd.	673,814	3,993,578
Euler Hermes (a)	52,563	1,440,020
Hiscox Ltd.	958,378	3,841,640
Jardine Lloyd Thompson Group PLC	760,507	4,959,220
Muenchener Ruckvers AG	61,570	7,568,249

		$32,382,034

Leisure & Toys – 1.4%
Heiwa Corp.	254,500	$2,527,064
NAMCO BANDAI Holdings, Inc.	363,600	3,305,939
Sankyo Co. Ltd.	76,900	3,433,178

		$9,266,181

Machinery & Tools – 2.4%
Assa Abloy AB, “B”	1,182,950	$10,080,207
Glory Ltd.	340,000	5,501,343

		$15,581,550

Major Banks – 4.5%
Credit Agricole S.A.	895,009	$8,795,843
Royal Bank of Scotland Group PLC (a)	4,586,811	1,505,871
Sumitomo Mitsui Financial Group, Inc.	327,900	10,449,706
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	80,470	4,210,995
UniCredito Italiano S.p.A.	3,475,690	4,430,017

		$29,392,432

Medical Equipment – 1.2%
Smith & Nephew PLC	653,750	$4,633,996
Straumann Holding AG	19,328	3,172,181

		$7,806,177

Metals & Mining – 0.2%
Nyrstar N.V.	427,416	$1,315,309

Network & Telecom – 1.2%
Nokia Oyj	834,910	$7,864,147

Oil Services – 0.4%
Fugro N.V.	107,956	$2,799,263

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 6.2%
Anglo Irish Bank Corp. PLC	851,990	$0
Bangkok Bank Public Co. Ltd.	1,321,700	2,694,742
Chiba Bank Ltd.	851,000	4,005,136
Dah Sing Financial Holdings Ltd.	817,600	2,082,583
DNB Holding A.S.A.	2,144,500	7,786,232
Hachijuni Bank Ltd.	918,000	5,092,803
ING Groep N.V.	1,315,812	6,051,120
Joyo Bank Ltd. (l)	930,000	4,264,138
Sapporo Hokuyo Holdings, Inc.	762,400	1,907,301
Siam City Bank Public Co. Ltd.	10,748,400	2,228,417
SNS REAAL Groep N.V.	421,440	1,592,156
Unione di Banche Italiane ScpA	301,712	2,861,894

		$40,566,522

Pharmaceuticals – 9.5%
Daiichi Sankyo Co. Ltd.	359,300	$5,712,000
GlaxoSmithKline PLC	697,230	10,642,125
Hisamitsu Pharmaceutical Co., Inc.	61,700	1,857,671
Merck KGaA	132,950	9,975,756
Novartis AG	309,690	11,271,253
Roche Holding AG	201,950	22,959,653

		$62,418,458

Printing & Publishing – 1.5%
Reed Elsevier PLC	765,184	$5,713,004
Wolters Kluwer N.V.	276,620	4,399,905

		$10,112,909

Real Estate – 0.3%
Deutsche Wohnen AG (a)	208,080	$2,250,158

Specialty Chemicals – 0.7%
Clariant AG	445,149	$1,663,050
Symrise AG	290,990	2,689,300

		$4,352,350

Specialty Stores – 0.7%
Esprit Holdings Ltd.	647,700	$3,471,717
Praktiker Bau-und Heimwerkermaerkte Holding AG, “A”	220,486	1,161,985

		$4,633,702

Telecommunications - Wireless – 6.9%
America Movil S.A.B. de C.V., “L”, ADR	135,010	$3,440,055
KDDI Corp.	3,013	15,722,168
SmarTone Telecommunications Holdings Ltd.	2,647,000	1,537,426
Vodafone Group PLC	13,728,599	24,404,127

		$45,103,776

Telephone Services – 4.6%
China Unicom Ltd.	3,232,000	$2,855,691
Royal KPN N.V.	699,571	9,022,359
Telefonica S.A. (a)	909,110	16,953,632
Virgin Media, Inc.	228,880	1,094,046

		$29,925,728

Tobacco – 1.1%
Japan Tobacco, Inc.	3,176	$7,523,763

Trucking – 3.4%
TNT N.V.	834,658	$12,119,153

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – continued
Yamato Holdings Co. Ltd.	1,032,000	$10,070,722

		$22,189,875

Utilities - Electric Power – 1.3%
E.ON AG	329,377	$8,467,834

Total Common Stocks		$637,575,149

Collateral for Securities Loaned – 0.2%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	1,330,216	$1,330,216

Money Market Funds (v) – 1.5%
Mutual Funds – 1.5%
MFS Institutional Money Market Portfolio, 0.44%, at Net Asset Value	9,845,308	$9,845,308

Total Investments		$648,750,673

Other Assets, Less Liabilities – 1.0%		6,528,236

Net Assets – 100.0%		$655,278,909

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS International Value Fund

Supplemental Information (Unaudited) 2/28/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$191,962,761	$456,787,912	$—	$648,750,673
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,076,341,065

Gross unrealized appreciation	$2,299,556
Gross unrealized depreciation	(429,889,948)

Net unrealized appreciation (depreciation)	$(427,590,392)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	59,456,609	(49,611,301)	9,845,308

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,386	$9,845,308

MFS International Value Fund

Supplemental Information (Unaudited) 2/28/09 - continued

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of February 28, 2009, are as follows:

Japan	24.3%
United Kingdom	15.3%
Switzerland	11.9%
France	8.9%
Netherlands	8.2%
Germany	6.5%
Norway	3.0%
Spain	2.6%
South Korea	2.5%
Other Countries	16.8%

# MFS® Moderate Allocation Fund

2/28/09
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Moderate Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.0%
MFS Core Growth Fund - Class I	12,261,418	$139,657,552
MFS Emerging Markets Debt Fund - Class I	744,177	8,379,433
MFS Government Securities Fund - Class I	14,078,382	139,657,552
MFS High Income Fund - Class I	29,463,619	69,828,777
MFS Inflation-Adjusted Bond Fund - Class I	1,051,185	9,776,022
MFS Mid Cap Growth Fund - Class I (a)	15,147,240	69,828,776
MFS Mid Cap Value Fund - Class I	10,876,756	69,828,776
MFS Money Market Fund	69,828,776	69,828,776
MFS Research Bond Fund - Class I	29,880,964	261,159,621
MFS Research Fund - Class I	14,447,333	209,486,327
MFS Research International Fund - Class I	15,906,327	139,657,551
MFS Value Fund - Class I	14,773,366	209,486,327

Total Mutual Funds		$1,396,575,490

Repurchase Agreements – 2.4%
Goldman Sachs, 0.23%, dated 2/27/09, due 3/02/09, total to be received $33,523,643 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $34,193,463 in a jointly traded account)	$33,523,000	$33,523,000

Total Investments		$1,430,098,490

Other Assets, Less Liabilities – (2.4)%		(34,054,556)

Net Assets – 100.0%		$1,396,043,934

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Moderate Allocation Fund

Supplemental Information (Unaudited) 2/28/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,396,575,490	$33,523,000	$—	$1,430,098,490
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,858,166,981

Gross unrealized appreciation	$5,987,440
Gross unrealized depreciation	(434,055,931)

Net unrealized appreciation (depreciation)	$(428,068,491)

The aggregate cost above includes prior fiscal year end tax adjustments.

2

MFS Moderate Allocation Fund

Supplemental Information (Unaudited) 2/28/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	11,348,309	1,283,514	(370,405)	12,261,418
MFS Emerging Markets Debt Fund	—	746,219	(2,042)	744,177
MFS Government Securities Fund	23,174,984	806,370	(9,902,972)	14,078,382
MFS High Income Fund	31,693,670	4,504,726	(6,734,777)	29,463,619
MFS Inflation-Adjusted Bond Fund	—	1,057,301	(6,116)	1,051,185
MFS Mid Cap Growth Fund	11,064,737	5,056,720	(974,217)	15,147,240
MFS Mid Cap Value Fund	8,735,409	2,477,803	(336,456)	10,876,756
MFS Money Market Fund	112,288,254	1,269,524	(43,729,002)	69,828,776
MFS Research Bond Fund	46,131,864	2,017,385	(18,268,285)	29,880,964
MFS Research Fund	12,830,742	1,836,444	(219,853)	14,447,333
MFS Research International Fund	11,484,157	4,542,491	(120,321)	15,906,327
MFS Value Fund	13,212,996	1,970,694	(410,324)	14,773,366

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(2,015,335)	$—	$137,524	$139,657,552
MFS Emerging Markets Debt Fund	(20)	—	4,536	8,379,433
MFS Government Securities Fund	346,241	—	6,555,194	139,657,552
MFS High Income Fund	(8,341,952)	—	6,448,828	69,828,777
MFS Inflation-Adjusted Bond Fund	(1,082)	—	7,393	9,776,022
MFS Mid Cap Growth Fund	(3,872,972)	—	—	69,828,776
MFS Mid Cap Value Fund	(2,048,407)	—	1,302,324	69,828,776
MFS Money Market Fund	—	—	1,032,482	69,828,776
MFS Research Bond Fund	(26,348,201)	—	16,979,766	261,159,621
MFS Research Fund	(1,312,566)	—	2,935,850	209,486,327
MFS Research International Fund	(1,255,093)	2,907,058	3,403,712	139,657,551
MFS Value Fund	(2,461,490)	—	4,466,834	209,486,327

	$(47,310,877)	$2,907,058	$43,274,443	$1,396,575,490

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 20, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 20, 2009

*	Print name and title of each signing officer under his or her signature.